Shareholder Report, Holdings (Details) - C000007298	Jun. 30, 2024
Permanent University Fund-University of Texas SystemFR_915130BJ6
Holdings [Line Items]
Percent of Net Asset Value	7.00%
State of WashingtonFR_93974EYV2
Holdings [Line Items]
Percent of Net Asset Value	5.10%
State of IllinoisFR_452152P96
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Harris County Health Facilities Development Corp.FR_41315RGU2
Holdings [Line Items]
Percent of Net Asset Value	4.80%
City of New YorkFR_64966QC65
Holdings [Line Items]
Percent of Net Asset Value	4.50%
New York
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Texas
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Washington
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.40%
California
Holdings [Line Items]
Percent of Net Asset Value	5.60%